Schedule of accounts receivable, net (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Accounts receivable		$ 2,599,984	$ 2,638,333
Expected credit losses		(484,303)	(187,462)	$ (117,195)
Accounts receivable, net	$ 2,103,924	$ 2,115,681	$ 2,450,871